Consolidated Statement of Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Cash dividends (in dollars per share)	$ 6.04	$ 5.68	$ 5.31
Common stock issued at par	$ 1,832	$ 1,832	$ 1,832	$ 1,832
Benefit plan trust	$ (240)	$ (240)	$ (240)	$ (240)
Number of Chevron treasury stocks held in benefit plan trust for funding obligations (in shares)	14,168,000	14,168,000	14,168,000	14,168,000